Finance leases (Details) - USD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Finance leases [Abstract]
Current	$ 11.8	$ 13.6
Non-current	11.7	14.9
Finance lease liabilities	23.5	28.5
Finance lease liabilities minimum lease payments [Abstract]
Minimum lease payments	25.6	31.1
Future lease charges	(2.1)	(2.6)
Present value of minimum lease payments	23.5	28.5
Carrying value of computer equipment held under finance leases and hire purchase contracts	$ 20.9	$ 25.9
Weighted average fixed interest rate on the outstanding commercial loan and finance lease liabilities	7.50%	8.50%
Within One Year [Member]
Finance lease liabilities minimum lease payments [Abstract]
Minimum lease payments	$ 13.1	$ 15.1
Present value of minimum lease payments	11.8	13.6
1-3 Years [Member]
Finance lease liabilities minimum lease payments [Abstract]
Present value of minimum lease payments	10.8	13.3
Between Three and Five Years [Member]
Finance lease liabilities minimum lease payments [Abstract]
Present value of minimum lease payments	0.9	1.6
Between One and Five Years [Member]
Finance lease liabilities minimum lease payments [Abstract]
Minimum lease payments	$ 12.5	$ 16.0